Supplement dated October 14, 2025
to the following statutory prospectus(es):
JPMorgan Multi-Asset Choice and JPMorgan Multi-Asset Choice New York dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract.
Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Emerging Markets
Series: Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Sub-Advisor: Macquarie Investment Management Global Limited

Delaware VIP Trust - Nomura VIP Emerging Markets Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

All references to this information in the prospectus are updated accordingly.
PROS-1106